Note 7 - Due to Related Parties (Details)		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 10, 2013 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)
Note 7 - Due to Related Parties (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%		12.00%
Proceeds from Convertible Debt						$ 1,500,000
Additional paid in capital				$ 464,804	$ 510,216
Gains (Losses) on Extinguishment of Debt				(114,023)
Accretion Expense				27,103	127,261	96,556
Reclass of Conversion Option [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Additional paid in capital		$ 728,950			728,950
Principal Shareholders, Directors, and Executive Officers [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 3.00
Decrease In Convertible Debt			$ 126,414
Gains (Losses) on Extinguishment of Debt				(114,023)
Principal Shareholders, Directors, and Executive Officers [Member] | Common Stock [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments	500,000
Principal Shareholders, Directors, and Executive Officers [Member] | Interest Expense [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Accretion Expense				27,103	127,261	96,556
Interest Expense, Debt				$ 179,878	$ 179,877	$ 159,671
Principal Shareholders, Directors, and Executive Officers [Member] | Reclass of Conversion Option [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Additional paid in capital		$ 728,950
Majority Shareholder [Member]
Note 7 - Due to Related Parties (Details) [Line Items]
Proceeds from Convertible Debt	$ 1,500,000